PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 1,653
Prepaid insurance	621	1,084
Research & development tax credits	169	169
Tax deposits	119	142
Other receivables	71	40
Other prepaid expenses	56	45
Total prepaid expenses and other receivables	$ 2,689	$ 1,480